Regulatory Requirements and Restricted Funds	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Regulated Operations [Abstract]
Regulatory Requirements and Restricted Funds

11.	Regulatory Requirements and Restricted Funds
Our health plans or risk-bearing entities are required to maintain minimum capital requirements prescribed by various regulatory authorities in each of the states in which it operates.
Risk-Based Capital Regulatory
The National Association of Insurance Commissioners has adopted rules, which, if implemented by the states, set minimum capitalization requirements for insurance companies, HMOs, and other entities bearing risk for health care coverage. The requirements take the form of risk-based capital (“RBC”) rules, which may vary from state to state. Certain states in which our health plans or risk bearing entities operate in have adopted the RBC rules. Our health plans or risk-bearing entities were in compliance with the minimum capital requirements for all periods presented.
Tangible Net Equity
Our health plan in California is required to comply with the tangible net equity (“TNE”) requirements. The required amount is the larger of: (1) $1,000; (2) 2% of the first $
150,000
of annualized premium revenue, plus 1% of annualized premium revenue in excess of $
150,000
; or (3) 8% of the first $150,000 of annualized health care expenditures, except for those paid on a capitated or managed hospital payment basis, plus 4% of the annualized health care expenditures in excess of $150,000, except those paid on a capitated or managed hospital payment basis, plus 4% of annualized hospital expenditures paid on a managed hospital payment basis. We were in compliance with the TNE requirement for all periods presented.
We have the ability to provide additional capital to each of our health plans or risk-bearing entities when necessary to ensure that the RBC and TNE requirements are met.
Certain states regulate the payment of dividends, loans, or other cash transfers from our regulated subsidiaries to our non-regulated
subsidiaries and parent company. Such payments may require approval by state regulatory authorities and are limited based on certain financial criteria, such as the entity’s level of statutory income and statutory capital and surplus, or the entity’s level of tangible net equity or net worth, amongst other measures. These regulations vary by state. We were in compliance with the RBC and TNE requirements as of September 30, 2021 and December 31, 2020.
Restricted Assets
Pursuant to the regulations governing our subsidiaries, we maintain certain deposits required by the government authorities in the form of certificate of deposits and Treasury bills as protection in the event of insolvency. The use of funds from these investments is limited as required by regulation in the various states in which we operate, or as needed in the event of insolvency. Therefore, these deposits are reported within other assets on the condensed consolidated balance sheets.
We hold these assets until maturity, at which time these assets will renew or are invested in a similar type of investment instrument. As a result, we do not expect the value of these investments to decline significantly due to a sudden change in market interest rates. These investments are carried at amortized cost, which approximates fair value.

11.	REGULATORY REQUIREMENTS AND RESTRICTED FUNDS
Our health plans or risk-bearing entities are required to maintain minimum capital requirements prescribed by various regulatory authorities in each of the states in which it operates.
Risk-Based Capital Regulatory
The National Association of Insurance Commissioners has adopted rules, which, if implemented by the states, set minimum capitalization requirements for insurance companies, HMOs, and other entities bearing risk for health care coverage. The requirements take the form of risk-based capital (“RBC”) rules, which may vary from state to state. Certain states in which our health plans or risk bearing entities operate in have adopted the RBC rules. Our health plans or risk-bearing entities were in compliance with the minimum capital requirements for all periods presented.
Tangible Net Equity
Our health plan in California is required to comply with the tangible net equity (“TNE”) requirements. The required amount is the larger of: (1) $1,000; (2) 2% of the first $150,000 of annualized premium revenue, plus 1% of annualized premium revenue in excess of $150,000; or (3) 8% of the first $150,000 of annualized health care expenditures, except for those paid on a capitated or managed hospital payment basis, plus 4% of the annualized health care expenditures in excess of $150,000, except those paid on a capitated or managed hospital payment basis, plus 4% of annualized hospital expenditures paid on a managed hospital payment basis. We were in compliance with the TNE requirement at for all periods presented.
We have the ability to provide additional capital to each of our health plans or risk-bearing entities when necessary to ensure that the RBC and TNE requirements are met.

Certain states regulate the payment of dividends, loans, or other cash transfers from our regulated subsidiaries to our non-regulated
subsidiaries and parent company. Such payments may require approval by state regulatory authorities and are limited based on certain financial criteria, such as the entity’s level of statutory income and statutory capital and surplus, or the entity’s level of tangible net equity or net worth, amongst other measures. These regulations vary by state. Our state regulated subsidiaries had aggregate regulatory capital of approximately $36,302 and $18,588 as of December 31, 2020 and 2019, respectively, which exceeded aggregate minimum regulatory requirements of $20,898 and $17,762, respectively. The amount of undistributed dividends from our regulated subsidiaries that may be paid out to our parent without regulatory approval was $9,614 and $432 as of December 31, 2020 and 2019, respectively.
Restricted Assets
Pursuant to the regulations governing our subsidiaries, we maintain certain deposits required by the government authorities in the form of certificate of deposits and Treasury bills as protection in the event of insolvency. The use of funds from these investments is limited as required by regulation in the various states in which we operate, or as needed in the event of insolvency. Therefore, these deposits are reported within restricted and other assets on the consolidated balance sheet.
We hold these assets until maturity, at which time these assets will renew or are invested in a similar type of investment instrument. As a result, we do not expect the value of these investments to decline significantly due to a sudden change in market interest rates. These investments are carried at amortized cost, which approximates fair value.